SHARE CAPITAL	9 Months Ended
May 31, 2019
Statements [Line Items]
SHARE CAPITAL [Text Block]
7.	SHARE CAPITAL

(a)	Authorized

Unlimited common shares without par value.

(b)	Issued and outstanding

On November 20, 2018 the Company announced a consolidation of its common shares on the basis of one new share for ten old shares (1:10), effective at 9:00 a.m. (New York time) on December 13, 2018. The Company’s consolidated common shares began trading on the Toronto Stock Exchange and NYSE American when the markets opened on December 17, 2018. The purpose of the consolidation was to increase the Company’s common share price to be in compliance with the NYSE American’s low selling price requirement. All share numbers in these financial statements are presented on a post consolidation basis.

At May 31, 2019, the Company had 33,741,961 shares outstanding.

Fiscal 2019

On February 4, 2019, the Company announced it had closed a non-brokered private placement of 3,124,059 shares at a price of US$1.33 per share for gross proceeds of $4.16 million. A 6% finders fee of $72 was paid on a portion of the private placement, with total issuance costs (including the finders fee) totalling $107.

During the nine-month period ended May 31, 2019, the Company issued 968,770 shares upon the exercise of 968,770 warrants.

On January 2, 2019 the Company issued 545,721 shares in settlement of $687.16 of bi-annual interest payable on $19.99 million of outstanding Convertible Notes.

Fiscal 2018

On May 11, 2018 the Company announced a private placement offering of 1,509,100 units at a price of US$1.50 per unit for gross proceeds of $2.3 million. Each unit consisted of one common share and one common share purchase warrant, with each common share purchase warrant allowing the holder to purchase a further common share at a price of US$1.70. The private placement was contingent on the closure of the public offering that closed May 15, 2018 outlined below. See note 8 for valuation of the warrants.

On May 15, 2018 the Company announced it had closed a public offering of 11,745,386 units at a price of US$1.50 per unit for gross proceeds for $17.6 million. Each unit consisted of one common share and one common share purchase warrant, with each common share purchase warrant allowing the holder to purchase a further common share at a price of US$1.70. See note 8 for valuation of the warrants. Total unit issuance costs of $2.5 million were incurred for the private placement and public offering

On January 2, 2018 and July 3, 2018, the Company issued 244,063 and 757,924 respectively in settlement of $691.11 and $724,78 of bi-annual interest payable on $19.99 million of outstanding Convertible Notes. See Note 6 for further details.

(c)	Incentive stock options

The Company has entered into Incentive Stock Option Agreements (“Agreements”) under the terms of its stock option plan with directors, officers, consultants and employees. Under the terms of the Agreements, the exercise price of each option is set, at a minimum, at the fair value of the common shares at the date of grant. Certain stock options of the Company are subject to vesting provisions, while others vest immediately. All exercise prices are denominated in Canadian Dollars.

The following tables summarize the Company’s outstanding stock options:

		Average Exercise
	Number of Shares	Price CAD$
Options outstanding at August 31, 2017	438,228	46.50
Forfeited	(129,678)	41.50
Options outstanding at August 31, 2018	308,550	45.20
Forfeited/Cancelled	(308,550)	45.20
Granted	1,554,000	2.61
Options outstanding at May 31, 2019	1,554,000	2.61

During the nine months ended May 31, 2019 the Company granted 1,554,000 stock options. The stock options granted in the current period vest in four equal annual stages commencing on the date of the grant on April 9, 2019. The Company recorded $519 ($452 expensed and $67 capitalized to mineral properties) of compensation expense for the period ended May 31, 2019.

During the nine months ended May 31, 2019, 46,300 share options expired while the Company cancelled a further 262,250 share options by mutual agreement.

Stock options	Stock options		Average Remaining
outstanding at May	exercisable at May	Exercise Price	Contractual Life
31, 2019	31, 2019	CAD$	(Years)
1,554,000	388,500	2.61	4.86

During the year ended August 31, 2018 the Company did not grant any options.

(d)	Deferred Share Units

The Company has established a deferred share unit (“DSU”) plan for non-executive directors. Each DSU has the same value as one Company common share. DSU’s must be retained until the director leaves the Board of Directors, at which time the DSU’s are paid.

The DSU liability at May 31, 2019 is $17. During the nine month period ended May 31, 2019 an expense of $17 was recorded in relation to the outstanding DSU’s (May 31, 2018 - $Nil).  At May 31, 2019, 150,809 DSU's have been issued with 11,478 fully vested.

(e)	Restricted Share Units

The Company has established a restricted share unit (“RSU”) plan for certain employees of the Company. Each RSU has the same value as one Company common share. RSU’s vest over a three year period.

The RSU liability at May 31, 2019 is $36. During the nine-month period ended May 31, 2019 an expense of $36 was recorded ($30 expensed and $6 capitalized) in relation to the outstanding RSU’s, (May 31, 2018 $Nil).  At May 31, 2019, 223,443 RSU's have been issued.  No RSU's had vested at May 31, 2019.